OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2018
Statement Of Financial Position [Abstract]
OTHER LONG-TERM LIABILITIES	12. OTHER LONG-TERM LIABILITIES As of December 31, 2017 and 2018, other long-term liabilities are mainly comprised of deposits from franchisees.